Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of details of long-term debt

As at December 31 (millions)	Note	2023	2022
Credit facility	(b)	$1,463	$742
Deferred debt transaction costs		(11)	(14)
		1,452	728
Lease liabilities	(c)	298	236
Long-term debt		$1,750	$964
Current		122	83
Non-current		1,628	881
Long-term debt		$1,750	$964

	2023			2022
As at December 31 (millions)	Revolving component	Term loan component(1)	Total	Revolving component	Term loan component(1)	Total
Available	$492	N/A	$492	$658	$600	$1,258
Outstanding
Due to TELUS Corporation	$22	$83	$105	$10	$43	$53
Due to Other	286	1,072	1,358	132	557	689
	$308	$1,155	$1,463	$142	$600	$742
Total	$800	$1,155	$1,955	$800	$1,200	$2,000
_________________________________________________
(1)In the first quarter of 2023, we entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts a portion of our interest obligations on the debt to a fixed rate of 3.52% (2022 - N/A) plus applicable margins.
Schedule of long-term debt maturities
Anticipated requirements to meet long-term debt repayments, calculated upon such long-term debts owing as at
December 31, 2023, are as follows:

Composite long-term debt denominated in	U.S dollars			European euros	Other currencies
Years ending December 31 (millions)	Long-term debt, excluding leases	Leases	Total	Leases	Leases	Total
2024	$60	$18	$78	$16	$24	$118
2025	60	19	79	15	22	116
2026	60	19	79	10	20	109
2027	60	16	76	5	18	99
2028	1,223	10	1,233	4	15	1,252
Thereafter	—	24	24	27	16	67
Future cash outflows in respect of composite long-term debt principal repayments	1,463	106	1,569	77	115	1,761
Future cash outflows in respect of associated interest and like carrying costs(1)	409	54	463	16	35	514
Undiscounted contractual maturities	$1,872	$160	$2,032	$93	$150	$2,275
_________________________________________________
(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our amended credit facility (if any) have been calculated based upon the rates in effect at December 31, 2023.